Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues and other income
Net gain on sale of assets	$ 78,157	$ 51,225	$ 99,698	$ 140,525
Other income	16,956	12,446	38,349	21,978
Total Revenues and other income	1,281,276	1,194,652	2,486,303	2,413,778
Expenses
Depreciation and amortization	419,093	417,734	844,942	840,447
Asset impairment	17,819	13,978	22,850	16,086
Interest expense	332,441	284,865	666,620	559,314
Leasing expenses	65,244	103,309	156,965	235,777
Selling, general and administrative expenses	64,543	85,272	131,416	171,054
Total Expenses	899,140	905,158	1,822,793	1,822,678
Income before income taxes and income of investments accounted for under the equity method	382,136	289,494	663,510	591,100
Provision for income taxes	(49,677)	(37,615)	(86,256)	(76,843)
Equity in net earnings of investments accounted for under the equity method	1,935	2,468	4,037	5,809
Net income	334,394	254,347	581,291	520,066
Net income attributable to non-controlling interest	(2,934)	(107)	(15,645)	(427)
Net income attributable to AerCap Holdings N.V.	$ 331,460	$ 254,240	$ 565,646	$ 519,639
Basic earnings per share	$ 2.44	$ 1.75	$ 4.13	$ 3.55
Diluted earnings per share	$ 2.42	$ 1.70	$ 4.09	$ 3.42
Weighted average shares outstanding - basic	135,917,192	145,272,520	137,029,147	146,228,245
Weighted average shares outstanding - diluted	137,072,268	149,474,890	138,396,628	151,858,686
Basic lease rents
Revenues and other income
Lease revenue	$ 1,077,068		$ 2,152,350
Lease revenue		$ 1,023,121		$ 2,055,996
Maintenance rents and other receipts
Revenues and other income
Lease revenue	$ 109,095		$ 195,906
Lease revenue		$ 107,860		$ 195,279